Consolidated Statements of Comprehensive Income (Loss) - Summit Materials, LLC [Member] $ in Thousands	12 Months Ended
Dec. 27, 2014 USD ($)
Net income (loss)	$ (6,282)
Other comprehensive (loss) income:
Postretirement curtailment adjustment	(1,346)
Postretirement liability adjustment	(3,919)
Foreign currency translation adjustment	(5,816)
Other comprehensive (loss) income	(11,081)
Comprehensive income (loss)	(17,363)
Less comprehensive (loss) income attributable to the noncontrolling interest	915
Comprehensive income (loss)	$ (18,278)